Investments Accounted for Using the Equity Method (Summarized Financial Information for Other Associates) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Aggregate amounts of the group's share of:
Profit for the year	¥ 2,076,606	¥ 656,398	¥ 2,227,165
Total comprehensive income	2,218,404	644,886	¥ 2,234,614
Other associates [member]
Disclosure of associates [line items]
Aggregate carrying value of investments at 31 December	100,079	75,094
Aggregate amounts of the group's share of:
Profit for the year	5,655	8,619
Total comprehensive income	5,655	8,619
Dividend received from the associate	¥ 6,670	¥ 0